TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2018	2017
Deferred tax assets (liabilities):
Intangible assets	$383	$461
Other temporary differences (1)	7,400	5,776
Temporary differences related to inventory (2)	7,667	6,544
Carryforward losses, deductions and credits (3)	201	1,162
Less-valuation allowance	(167)	(903)
Total net deferred tax assets	15,484	13,040

Deferred tax liabilities
Property and equipment	(9,112)	(8,919)
Intangible assets	-	(591)
Other temporary differences	-	(222)

Total deferred tax liabilities	(9,112)	(9,732)

Deferred tax assets, net	$6,372	$3,308

(1)	Deriving mainly from provision for labor related and warranty provision. The increase mainly related to provision for loss contingencies
(2)	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).
(3)	Certain subsidiaries have tax loss carry-forwards totaling approximately $2,491 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date.

Reconciliation of Effective Tax Rate to Statutory Tax Rate
A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2018	2017	2016

Income before taxes on income	$29,128	$34,960	$89,486

Statutory tax rate in Israel	23%	24%	25%

Income taxes at statutory rate	$6,699	$8,390	$22,372

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(2,527)	(4,832)	(11,904)
Non-deductible expenses, net	701	1,604	1,560
Adjustment for change in tax law	-	(1,026)	-
Increase (decrease) in taxes from prior years	(670)	(104)	44
Increase (decrease) in taxes resulting from tax settlement with tax authorities	-	-	(151)
Tax adjustment in respect of foreign subsidiaries' different tax rates	(362)	1,593	1,320
Uncertain tax position	482	1,453	(158)
Changes in valuation allowance	93	502	52
Others	144	(178)	(132)

Income tax expense	$4,560	$7,402	$13,003

Effective tax rate	16%	21%	15%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$(0.07)	$(0.14)	$(0.34)

Schedule of Income before Taxes on Income
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2018	2017	2016

Domestic	$18,424	$24,451	$75,729
Foreign	10,704	10,509	13,757

	$29,128	$34,960	$89,486

Schedule of Tax Expenses on Income
Tax expenses on income are comprised as follows:

	Year ended December 31,
	2018	2017	2016

Current taxes	$7,624	$13,778	$13,966
Deferred taxes	(3,064)	(6,376)	(963)

	$4,560	$7,402	$13,003

Domestic	$2,726	$3,838	$8,319
Foreign	1,834	3,564	4,684

	$4,560	$7,402	$13,003

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2016	$1,442

Increase in tax positions for current year	594
Increase of tax position of prior years	270
Decrease related to settlement with the tax authorities	(1,022)

Gross tax liabilities at December 31, 2016	1,284

Increase in tax positions for current year	1,201
Increase in tax position of prior years	252

Gross tax liabilities at December 31, 2017	2,737

Increase in tax positions for current year	482
Increase of tax position of prior years	657

Gross tax liabilities at December 31, 2018	$3,876